Stockholders’ Deficiency (Details) - Schedule of Warrants Outstanding and Exercisable - Warrant [Member]	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 31, 2023 $ / shares shares	May 30, 2023 $ / shares
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,777,649	2,777,649	1,749,193	1,749,193	244,752
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 10			$ 9.75		$ 7.75
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	133,193	133,193
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75
Expiry Date	Aug. 31, 2026	Aug. 31, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	35,064	35,064
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75
Expiry Date	Oct. 16, 2026	Oct. 16, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	101,000	101,000
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75
Expiry Date	Nov. 08, 2026	Nov. 08, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	394,572	394,572
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75
Expiry Date	Dec. 22, 2026	Dec. 22, 2026
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	720,123	720,123
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.75
Expiry Date	Jan. 19, 2027	Jan. 19, 2027
7.23 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	585,609	585,609
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.23
Expiry Date	Feb. 16, 2028	Feb. 16, 2028
7.22 (CAD$9.75) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	86,200	86,200
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 7.22	$ 9.75
Expiry Date	Feb. 16, 2028	Feb. 16, 2028
7.22 (CAD$9.75) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	28,797	28,797
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 7.22	$ 9.75
Expiry Date	Mar. 15, 2028	Mar. 15, 2028
7.08 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	262,286	262,286	18,383	18,383
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 7.08		$ 7.08
Expiry Date	Mar. 15, 2028	Mar. 15, 2028	Mar. 15, 2028	Mar. 15, 2028
10.55 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	430,805	430,805
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 10.55
Expiry Date	Sep. 24, 2029	Sep. 24, 2029
10.00 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding					122,471
Exercise Price (in Dollars per share and Dollars per share) | $ / shares					$ 10
Expiry Date					Aug. 30, 2024
7.75 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding					122,281
Exercise Price (in Dollars per share and Dollars per share) | $ / shares					$ 7.75
Expiry Date					Aug. 31, 2026
Warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	102,010	102,010	478,811	478,811
Warrant [Member] | $7.22 (CAD$9.75) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	86,200	86,200
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 7.22	$ 9.75
Expiry Date	Feb. 16, 2028	Feb. 16, 2028
Warrant [Member] | $7.22 (CAD$9.75) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	15,810	15,810
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 7.22	$ 9.75
Expiry Date	Mar. 15, 2028	Mar. 15, 2028